Employee Benefit Plan	12 Months Ended
Dec. 31, 2012
Employee Benefit Plan

16. Employee Benefit Plan

We sponsor a 401(k) Plan, which stipulates that eligible employees can elect to contribute to the 401(k) Plan, subject to certain limitations of eligible compensation. We match employee contributions up to a maximum of $500 per employee each year. We recognized total expense of $38,000, $35,000 and $31,000 for the years ended December 31, 2010, 2011 and 2012, respectively.